Shareholder Report, Average Annual Return (Details)					6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 10, 2024	Apr. 01, 2013	Oct. 01, 2009	Sep. 15, 2006	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000224843
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Core Plus Bond Fund - Class I
C000205678
Average Annual Return [Line Items]
Line Graph and Table Measure Name							North Square Dynamic Small Cap Fund - Class A
Average Annual Return, Percent							31.99%	13.15%	11.38%
C000205677
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Dynamic Small Cap Fund - Class I
C000250358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Square Kennedy MicroCap Fund - Class I
C000205681
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Multi Strategy Fund - Class A
Average Annual Return, Percent							17.15%	9.62%	8.78%
C000205683
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Multi Strategy Fund - Class I
C000205685
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Preferred and Income Securities Fund - Class I
C000205671
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Spectrum Alpha Fund - Class A
Average Annual Return, Percent							31.04%	8.97%	7.33%
C000205673
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Spectrum Alpha Fund - Class I
C000224841
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Defensive Fund - Class A
Average Annual Return, Percent							9.03%	4.33%	4.05%
C000224840
Average Annual Return [Line Items]
Line Graph and Table Measure Name			North Square Tactical Defensive Fund - Class C
Average Annual Return, Percent							13.69%	4.77%	3.88%
C000224839
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Tactical Defensive Fund - Class I
C000224838
Average Annual Return [Line Items]
Line Graph and Table Measure Name		North Square Tactical Growth Fund - Class A
Average Annual Return, Percent							17.31%	8.04%	6.37%
C000224836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		North Square Tactical Growth Fund - Class C
Average Annual Return, Percent							22.61%	8.50%	6.20%
C000224837
Average Annual Return [Line Items]
Line Graph and Table Measure Name						North Square Tactical Growth Fund - Class I
Without Sales Load [Member] | C000224843
Average Annual Return [Line Items]
Average Annual Return, Percent							9.01%	1.33%	1.42%
Without Sales Load [Member] | C000205678
Average Annual Return [Line Items]
Average Annual Return, Percent							40.01%	14.49%	12.05%
Without Sales Load [Member] | C000205677
Average Annual Return [Line Items]
Average Annual Return, Percent							40.38%	14.77%	12.30%
Without Sales Load [Member] | C000250358
Average Annual Return [Line Items]
Average Annual Return, Percent					27.30%
Without Sales Load [Member] | C000205681
Average Annual Return [Line Items]
Average Annual Return, Percent							24.30%	10.92%	9.42%
Without Sales Load [Member] | C000205683
Average Annual Return [Line Items]
Average Annual Return, Percent							24.64%	11.34%	9.74%
Without Sales Load [Member] | C000205685
Average Annual Return [Line Items]
Average Annual Return, Percent							20.78%	11.08%	10.78%
Without Sales Load [Member] | C000205671
Average Annual Return [Line Items]
Average Annual Return, Percent							38.98%	10.27%	7.97%
Without Sales Load [Member] | C000205673
Average Annual Return [Line Items]
Average Annual Return, Percent							39.26%	10.53%	8.26%
Without Sales Load [Member] | C000224841
Average Annual Return [Line Items]
Average Annual Return, Percent							15.64%	5.57%	4.67%
Without Sales Load [Member] | C000224840
Average Annual Return [Line Items]
Average Annual Return, Percent							14.69%	4.77%	3.88%
Without Sales Load [Member] | C000224839
Average Annual Return [Line Items]
Average Annual Return, Percent							15.86%	5.81%	4.90%
Without Sales Load [Member] | C000224838
Average Annual Return [Line Items]
Average Annual Return, Percent							24.47%	9.32%	7.00%
Without Sales Load [Member] | C000224836
Average Annual Return [Line Items]
Average Annual Return, Percent							23.61%	8.50%	6.20%
Without Sales Load [Member] | C000224837
Average Annual Return [Line Items]
Average Annual Return, Percent							24.82%	9.61%	7.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							6.88%	(0.01%)	1.52%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					14.49%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							6.88%	(0.01%)	1.52%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							34.49%	15.23%	12.89%
HFRX Absolute Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						HFRX Absolute Return Index
Average Annual Return, Percent							5.42%	2.80%	2.30%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							36.43%	9.90%	9.05%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Return Index
Average Annual Return, Percent							36.43%	9.90%	9.05%
Russell Microcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					21.80%
ICE BofA Fixed Rate Preferred Securities Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofAML Fixed Rate Preferred Securities Index
Average Annual Return, Percent							12.04%	2.64%	4.38%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							36.43%	9.90%	9.05%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							36.43%	9.90%	9.05%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Average Annual Return, Percent							17.15%	6.45%	6.28%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Moderate Target Risk Index
Average Annual Return, Percent							17.15%	6.45%	6.28%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar Moderate Target Risk Index
Average Annual Return, Percent							17.15%	6.45%	6.28%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent							20.87%	8.38%	7.75%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent							20.87%	8.38%	7.75%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent							20.87%	8.38%	7.75%